Exceptional items - Schedule of exceptional items - Narrative (Details) $ in Millions, ₩ in Billions				12 Months Ended
	Oct. 27, 2023 USD ($)	Oct. 27, 2023 KRW (₩)	May 26, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)		Jun. 30, 2022 USD ($)		Jun. 11, 2024
Disclosure Of Exceptional Items [Line Items]
Other (expenses) / income				$ (3,002)	$ (3,301)		$ (3,432)
Net cash inflow from operating activities				4,105	3,636	[1]	5,213	[1]
Non-operating items				(70)	364	[1],[2]	(88)	[1],[2]
Guinness Cameroun SA
Disclosure Of Exceptional Items [Line Items]
Consideration paid (received)			$ (475)
Non-operating items					343
Windsor business
Disclosure Of Exceptional Items [Line Items]
Consideration paid (received)	$ (152)	₩ (206)
Exchange recycled from other comprehensive income				(26)
Non-operating items				(58)
Guinness Nigeria
Disclosure Of Exceptional Items [Line Items]
Disposal, percentage of interest disposed									58.02%
Brand and tangible asset impairment
Disclosure Of Exceptional Items [Line Items]
Impairment loss recognised in profit or loss				(224)	613		409
Brand and tangible asset impairment | Goodwill | Smirnov
Disclosure Of Exceptional Items [Line Items]
Impairment loss							25
Shui Jing Fang brand impairment
Disclosure Of Exceptional Items [Line Items]
Impairment loss recognised in profit or loss				(379)
US ready to drink portfolio impairment
Disclosure Of Exceptional Items [Line Items]
Impairment loss recognised in profit or loss				54
McDowell's No.1 brand impairment
Disclosure Of Exceptional Items [Line Items]
Impairment loss recognised in profit or loss					517		290
SIA brand impairment [Member]
Disclosure Of Exceptional Items [Line Items]
Impairment loss recognised in profit or loss					36
Copper Dog impairment
Disclosure Of Exceptional Items [Line Items]
Impairment loss recognised in profit or loss					31
Director's Special
Disclosure Of Exceptional Items [Line Items]
Impairment loss recognised in profit or loss					29
Bell's brand impairment
Disclosure Of Exceptional Items [Line Items]
Impairment loss recognised in profit or loss							94
Supply Chain Agility Programme
Disclosure Of Exceptional Items [Line Items]
Other (expenses) / income				$ (61)	(121)		0
Spanning Programme, Period				5 years
Restructuring cash expenditure				$ 26	14
Net cash inflow from operating activities				(26)	(14)		0
Supply Chain Agility Programme | Maximum
Disclosure Of Exceptional Items [Line Items]
Implementation cost, Total				600
Various dispute and litigation matters in North America and Europe
Disclosure Of Exceptional Items [Line Items]
Other (expenses) / income				(107)	0		0
Distribution termination fee
Disclosure Of Exceptional Items [Line Items]
Other (expenses) / income				0	(55)		0
Net cash inflow from operating activities				(55)	0		0
Winding down Russian operations
Disclosure Of Exceptional Items [Line Items]
Other (expenses) / income				0			(64)
Net cash inflow from operating activities				(2)	(16)		(18)
Unused provision reversed, other provisions					23
Other exceptional operating items
Disclosure Of Exceptional Items [Line Items]
Other (expenses) / income				0	0		(4)
Windsor business
Disclosure Of Exceptional Items [Line Items]
Non-operating items				(58)	0		(25)
Guinness Cameroun SA
Disclosure Of Exceptional Items [Line Items]
Exchange recycled from other comprehensive income					19
Non-operating items				(10)	343		0
USL Popular brands
Disclosure Of Exceptional Items [Line Items]
Non-operating items				4	5		0
Archer brand
Disclosure Of Exceptional Items [Line Items]
Non-operating items				0	23		0
USL businesses
Disclosure Of Exceptional Items [Line Items]
Non-operating items				0	4		0
Tyku brand
Disclosure Of Exceptional Items [Line Items]
Non-operating items				0	(5)		0
Sale of Picon brand
Disclosure Of Exceptional Items [Line Items]
Non-operating items				0	0		112
Meta Abo Brewery
Disclosure Of Exceptional Items [Line Items]
Non-operating items				0	0		(183)
Step acquisitions
Disclosure Of Exceptional Items [Line Items]
Non-operating items				0	(10)		0
Other non-operating exceptional items
Disclosure Of Exceptional Items [Line Items]
Non-operating items				0	4		8
Guinness Nigeria
Disclosure Of Exceptional Items [Line Items]
Non-operating items				(6)	$ 0		$ 0
Chase Brand, Goodwill And Related Goodwill
Disclosure Of Exceptional Items [Line Items]
Impairment loss recognised in profit or loss				$ 101

[1]	(1) See pages 238-240 for an explanation under Accounting information and policies.
[2]	(1) See pages 238-240 for an explanation under Accounting information and policies.